Related Party Transactions	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Related Party Transactions
27.	Related party transactions
In addition to the information disclosed elsewhere in the financial statements, there were no transactions that took place between the Group and related parties.
Key management personnel compensation
Key management personnel compensation is as follows:

	2021	2020	2019
	$’000	$’000	$’000
Wages and salaries	3,482	839	1,020
Employer’s contribution to defined contribution plans	35	17	23
Benefits in kind	266	61	67
Non-executive directors’ remuneration by way of:
- Cash	336	313	85
- Share grants and options	4,033	280	148

	8,152	1,510	1,343